Taxation	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxation

9. Taxation

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

USA

China Risk Finance LLC (before the our Reorganization) and its subsidiaries China Capital Finance LLC and HML China LLC, which were established in the United States, are fiscally transparent for U.S. federal income tax and state income tax purposes and therefore not subject to tax. In August 2015, China Risk Finance LLC was converted from a Delaware limited liability company to a Cayman Islands exempted company by way of continuation.

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of the PRC, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with the PRC. In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Company has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely. The Company did not record any dividend withholding tax, as it does not have any retained earnings for any of the periods presented.

Reconciliation of the differences between statutory tax rate and the effective tax rate

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate:

	For the Year Ended December 31,
	2015		2016		2017
	US$’000				US$’000
Loss before income tax expenses	(30,019)		(33,363)		(36,536)
Income tax at statutory rates in the PRC	(7,504)	25%	(8,341)	25%	(9,134)	25%
Non-deductible expenses	2,253	(8%)	2,336	(7%)	1,763	(5%)
Different tax rates in other jurisdictions	283	(1%)	471	(1%)	2,661	(7%)
Change in valuation allowance	4,975	(17%)	5,537	(17%)	4,823	(13%)
Income tax expense/Effective tax rate	7	(0%)	3	(0%)	113	(0%)

Deferred tax assets

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2016	2017
	US$’000	US$’000
Deferred tax assets:
Accruals for payroll and other costs	121	446
Allowance for loan losses	28	25
Net operating loss carry forwards	13,429	17,585
Deferred revenue and other temporary difference	303	343
Subtotal	13,881	18,399
Less: valuation allowance	(13,567)	(18,399)
Total deferred tax assets, net	314	—
Deferred tax liabilities:
Fair value changes of investments held for trading	(314)	—
Total deferred tax liabilities	(314)	—
Net deferred tax assets	—	—

Movement of valuation allowance

	For the Year Ended December 31,
	2015	2016	2017
	US$’000	US$’000	US$’000
Balance at beginning of the year	3,055	8,030	13,567
Current year addition	4,975	5,537	4,832
Current year reversal	—	—	—
Balance at end of the year	8,030	13,567	18,399

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group has provided a full valuation allowance for the net deferred tax assets as of December 31, 2015, 2016 and 2017, respectively, as management is not able to conclude that the future realization of those net operating loss carry forwards and other deferred tax assets are more likely than not. As of December 31, 2017, the Group had net operating tax loss carry forwards amounted to US$70,340 thousand which will expire from 2018 to 2022 if not used.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2016 and 2017, the Group did not have any significant unrecognized uncertain tax positions.